FAIR VALUE MEASUREMENT - Valuation Techniques and Inputs for Level 3 Fair Value Measurements (Details)	Dec. 31, 2021 USD ($) year	Dec. 31, 2020 USD ($) year
Fair Value Inputs Assets Liabilities Quantitative Information
Marketable equity securities	$ 1,032,000,000	$ 1,066,000,000
Model-based | Level 3
Fair Value Inputs Assets Liabilities Quantitative Information
Securities borrowed and purchased under agreements to resell	231,000,000	320,000,000
State and municipal, foreign government, corporate and other debt securities	415,000,000	852,000,000
Marketable equity securities	43,000,000	36,000,000
Non-marketable equities	83,000,000
Loans and leases	691,000,000	1,804,000,000
Mortgage servicing rights	73,000,000	78,000,000
Interest-bearing deposits	183,000,000	206,000,000
Securities loaned and sold under agreements to repurchase	643,000,000	631,000,000
Securities sold, not yet purchased and other trading liabilities		178,000,000
Short-term borrowings and long-term debt	25,514,000,000	24,827,000,000
Model-based | Level 3 | Interest rate contracts
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives	6,054,000,000	5,143,000,000
Model-based | Level 3 | Foreign exchange risks
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives	1,364,000,000	1,296,000,000
Model-based | Level 3 | Equity contracts
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives	4,690,000,000	7,330,000,000
Model-based | Level 3 | Commodity contracts
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives	3,172,000,000	1,636,000,000
Model-based | Level 3 | Credit derivatives
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives	$ 1,480,000,000	$ 1,854,000,000
Model-based | Credit spread | Level 3 | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Securities borrowed and purchased under agreements to resell, measurement input	0.15%	0.15%
State and municipal, foreign government, corporate and other debt securities, measurement input		0.0035
Model-based | Credit spread | Level 3 | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Securities borrowed and purchased under agreements to resell, measurement input	0.15%	0.15%
State and municipal, foreign government, corporate and other debt securities, measurement input		0.0375
Model-based | Credit spread | Level 3 | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Securities borrowed and purchased under agreements to resell, measurement input	0.15%	0.15%
State and municipal, foreign government, corporate and other debt securities, measurement input		0.0226
Model-based | Credit spread | Level 3 | Foreign exchange risks | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input	0.0140
Model-based | Credit spread | Level 3 | Foreign exchange risks | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input	0.0696
Model-based | Credit spread | Level 3 | Foreign exchange risks | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input	0.0639
Model-based | Credit spread | Level 3 | Credit derivatives | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input	0.000100	0.000350
Model-based | Credit spread | Level 3 | Credit derivatives | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input	0.087472	0.035235
Model-based | Credit spread | Level 3 | Credit derivatives | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input	0.006883	0.009989
Model-based | Interest rate | Level 3 | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Securities borrowed and purchased under agreements to resell, measurement input	0.26%	0.30%
Securities loaned and sold under agreements to repurchase, measurement input	0.0012	0.0008
Model-based | Interest rate | Level 3 | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Securities borrowed and purchased under agreements to resell, measurement input	0.72%	0.35%
Securities loaned and sold under agreements to repurchase, measurement input	0.0195	0.0186
Model-based | Interest rate | Level 3 | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Securities borrowed and purchased under agreements to resell, measurement input	0.50%	0.32%
Securities loaned and sold under agreements to repurchase, measurement input	0.0147	0.0071
Model-based | Interest rate | Level 3 | Foreign exchange risks | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input		0.0084
Model-based | Interest rate | Level 3 | Foreign exchange risks | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input		0.8409
Model-based | Interest rate | Level 3 | Foreign exchange risks | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input		0.1755
Model-based | Price | Level 3 | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Marketable equity securities, measurement input value		$ 0
Non-marketable equities, measurement input value	$ 3
Model-based | Price | Level 3 | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Marketable equity securities, measurement input value		31,000
Non-marketable equities, measurement input value	2,601
Model-based | Price | Level 3 | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Marketable equity securities, measurement input value		$ 5,132
Non-marketable equities, measurement input value	$ 2,029
Model-based | WAL | Level 3 | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Marketable equity securities, measurement input | year	1.73
Mortgage servicing rights, measurement input | year	2.75	2.66
Model-based | WAL | Level 3 | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Marketable equity securities, measurement input | year	1.73
Mortgage servicing rights, measurement input | year	5.86	5.40
Model-based | WAL | Level 3 | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Marketable equity securities, measurement input | year	1.73
Mortgage servicing rights, measurement input | year	5.14	4.46
Model-based | Recovery | Level 3 | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Marketable equity securities, measurement input value	$ 7,148,000,000
Model-based | Recovery | Level 3 | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Marketable equity securities, measurement input value	7,148,000,000
Model-based | Recovery | Level 3 | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Marketable equity securities, measurement input value	$ 7,148,000,000
Model-based | Cost of Capital | Level 3 | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Non-marketable equities, measurement input	0.1750
Model-based | Cost of Capital | Level 3 | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Non-marketable equities, measurement input	0.2000
Model-based | Cost of Capital | Level 3 | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Non-marketable equities, measurement input	0.1757
Model-based | Adjustment factor | Level 3 | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Non-marketable equities, measurement input	0.33
Model-based | Adjustment factor | Level 3 | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Non-marketable equities, measurement input	0.44
Model-based | Adjustment factor | Level 3 | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Non-marketable equities, measurement input	0.34
Model-based | Revenue multiple | Level 3 | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Non-marketable equities, measurement input	19.80
Model-based | Revenue multiple | Level 3 | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Non-marketable equities, measurement input	30.00
Model-based | Revenue multiple | Level 3 | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Non-marketable equities, measurement input	20.48
Model-based | Inflation volatility | Level 3 | Interest rate contracts | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input		0.0027
Model-based | Inflation volatility | Level 3 | Interest rate contracts | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input		0.0236
Model-based | Inflation volatility | Level 3 | Interest rate contracts | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input		0.0078
Model-based | IR normal volatility | Level 3 | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Interest-bearing deposits, measurement input	0.0034	0.0011
Short-term borrowings and long-term debt, measurement input	0.0007	0.0011
Model-based | IR normal volatility | Level 3 | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Interest-bearing deposits, measurement input	0.0088	0.0073
Short-term borrowings and long-term debt, measurement input	0.0088	0.0073
Model-based | IR normal volatility | Level 3 | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Interest-bearing deposits, measurement input	0.0068	0.0054
Short-term borrowings and long-term debt, measurement input	0.0060	0.0051
Model-based | IR normal volatility | Level 3 | Interest rate contracts | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input	0.0024	0.0011
Model-based | IR normal volatility | Level 3 | Interest rate contracts | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input	0.0094	0.0073
Model-based | IR normal volatility | Level 3 | Interest rate contracts | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input	0.0070	0.0052
Model-based | IR normal volatility | Level 3 | Foreign exchange risks | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input	0.0024	0.0011
Model-based | IR normal volatility | Level 3 | Foreign exchange risks | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input	0.0074	0.0052
Model-based | IR normal volatility | Level 3 | Foreign exchange risks | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input	0.0058	0.0046
Model-based | FX volatility | Level 3 | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Short-term borrowings and long-term debt, measurement input	0.0006
Model-based | FX volatility | Level 3 | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Short-term borrowings and long-term debt, measurement input	0.4176
Model-based | FX volatility | Level 3 | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Short-term borrowings and long-term debt, measurement input	0.0938
Model-based | FX volatility | Level 3 | Foreign exchange risks | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input	0.0213	0.0170
Model-based | FX volatility | Level 3 | Foreign exchange risks | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input	1.0742	0.1263
Model-based | FX volatility | Level 3 | Foreign exchange risks | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input	0.1121	0.0541
Model-based | Contingent event | Level 3 | Foreign exchange risks | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input		1.0000
Model-based | Contingent event | Level 3 | Foreign exchange risks | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input		1.0000
Model-based | Contingent event | Level 3 | Foreign exchange risks | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input		1.0000
Model-based | IR-IR correlation | Level 3 | Foreign exchange risks | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input		(0.2171)
Model-based | IR-IR correlation | Level 3 | Foreign exchange risks | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input		0.4000
Model-based | IR-IR correlation | Level 3 | Foreign exchange risks | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input		0.3809
Model-based | IR-FX correlation | Level 3 | Foreign exchange risks | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input		0.4000
Model-based | IR-FX correlation | Level 3 | Foreign exchange risks | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input		0.6000
Model-based | IR-FX correlation | Level 3 | Foreign exchange risks | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input		0.5000
Model-based | Equity-FX Correlation | Level 3 | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Short-term borrowings and long-term debt, measurement input	(0.9500)
Model-based | Equity-FX Correlation | Level 3 | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Short-term borrowings and long-term debt, measurement input	0.8000
Model-based | Equity-FX Correlation | Level 3 | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Short-term borrowings and long-term debt, measurement input	(0.1598)
Model-based | Equity-FX Correlation | Level 3 | Equity contracts | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input	(0.9500)
Model-based | Equity-FX Correlation | Level 3 | Equity contracts | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input	0.8000
Model-based | Equity-FX Correlation | Level 3 | Equity contracts | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input	(0.1600)
Model-based | Equity-Equity Correlation | Level 3 | Equity contracts | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input	(0.0649)
Model-based | Equity-Equity Correlation | Level 3 | Equity contracts | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input	0.9900
Model-based | Equity-Equity Correlation | Level 3 | Equity contracts | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input	0.8561
Model-based | Equity volatility | Level 3 | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
State and municipal, foreign government, corporate and other debt securities, measurement input	0.0008
Loans and leases, measurement input	0.2248	0.2465
Interest-bearing deposits, measurement input	0.0008
Short-term borrowings and long-term debt, measurement input	0.0008
Model-based | Equity volatility | Level 3 | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
State and municipal, foreign government, corporate and other debt securities, measurement input	2.9064
Loans and leases, measurement input	0.8544	0.8309
Interest-bearing deposits, measurement input	2.9064
Short-term borrowings and long-term debt, measurement input	2.9064
Model-based | Equity volatility | Level 3 | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
State and municipal, foreign government, corporate and other debt securities, measurement input	0.5394
Loans and leases, measurement input	0.5056	0.5823
Interest-bearing deposits, measurement input	0.5405
Short-term borrowings and long-term debt, measurement input	0.5321
Model-based | Equity volatility | Level 3 | Equity contracts | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input	0.0008	0.0500
Model-based | Equity volatility | Level 3 | Equity contracts | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input	2.9064	0.9143
Model-based | Equity volatility | Level 3 | Equity contracts | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input	0.4767	0.4274
Model-based | Equity forward | Level 3 | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Interest-bearing deposits, measurement input	0.5799
Model-based | Equity forward | Level 3 | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Interest-bearing deposits, measurement input	1.6583
Model-based | Equity forward | Level 3 | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Interest-bearing deposits, measurement input	0.8939
Model-based | Equity forward | Level 3 | Equity contracts | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input	0.5799
Model-based | Equity forward | Level 3 | Equity contracts | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input	1.6583
Model-based | Equity forward | Level 3 | Equity contracts | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input	0.8945
Model-based | Forward price | Level 3 | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Loans and leases, measurement input	0.2695
Short-term borrowings and long-term debt, measurement input		0.1540
Model-based | Forward price | Level 3 | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Loans and leases, measurement input	3.3308
Short-term borrowings and long-term debt, measurement input		2.6200
Model-based | Forward price | Level 3 | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Loans and leases, measurement input	1.0697
Short-term borrowings and long-term debt, measurement input		0.9248
Model-based | Forward price | Level 3 | Equity contracts | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input		0.6588
Model-based | Forward price | Level 3 | Equity contracts | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input		1.0520
Model-based | Forward price | Level 3 | Equity contracts | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input		0.9182
Model-based | Forward price | Level 3 | Commodity contracts | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input	0.0800	0.1540
Model-based | Forward price | Level 3 | Commodity contracts | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input	5.9944	2.6200
Model-based | Forward price | Level 3 | Commodity contracts | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input	1.2322	0.9853
Model-based | Commodity volatility | Level 3 | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Loans and leases, measurement input	0.1087
Model-based | Commodity volatility | Level 3 | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Loans and leases, measurement input	1.8830
Model-based | Commodity volatility | Level 3 | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Loans and leases, measurement input	0.2685
Model-based | Commodity volatility | Level 3 | Commodity contracts | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input	0.1087	0.0016
Model-based | Commodity volatility | Level 3 | Commodity contracts | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input	1.8830	0.8017
Model-based | Commodity volatility | Level 3 | Commodity contracts | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input	0.2685	0.2372
Model-based | Commodity correlation | Level 3 | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Loans and leases, measurement input	(0.5052)
Model-based | Commodity correlation | Level 3 | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Loans and leases, measurement input	0.8983
Model-based | Commodity correlation | Level 3 | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Loans and leases, measurement input	(0.0711)
Model-based | Commodity correlation | Level 3 | Commodity contracts | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input	(0.5052)	(0.4492)
Model-based | Commodity correlation | Level 3 | Commodity contracts | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input	0.8983	0.9591
Model-based | Commodity correlation | Level 3 | Commodity contracts | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input	(0.0711)	0.7060
Model-based | IR lognormal volatility | Level 3 | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Securities sold, not yet purchased and other trading liabilities, measurement input		0.5206
Model-based | IR lognormal volatility | Level 3 | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Securities sold, not yet purchased and other trading liabilities, measurement input		1.2887
Model-based | IR lognormal volatility | Level 3 | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Securities sold, not yet purchased and other trading liabilities, measurement input		0.8982
Model-based | Equity-IR correlation | Level 3 | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Short-term borrowings and long-term debt, measurement input	(0.0353)
Model-based | Equity-IR correlation | Level 3 | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Short-term borrowings and long-term debt, measurement input	0.6000
Model-based | Equity-IR correlation | Level 3 | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Short-term borrowings and long-term debt, measurement input	0.3212
Price-based | Level 3
Fair Value Inputs Assets Liabilities Quantitative Information
Mortgage-backed securities	$ 279,000,000	$ 344,000,000
State and municipal, foreign government, corporate and other debt securities	2,264,000,000	1,566,000,000
Marketable equity securities	128,000,000	36,000,000
Asset-backed securities	386,000,000	863,000,000
Non-marketable equities	121,000,000	142,000,000
Non-trading derivatives and other financial assets and liabilities measured on a recurring basis (gross)	69,000,000
Securities sold, not yet purchased and other trading liabilities	63,000,000	62,000,000
Price-based | Level 3 | Credit derivatives
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives	427,000,000	$ 408,000,000
Price-based | Interest rate | Level 3 | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Securities sold, not yet purchased and other trading liabilities, measurement input		0.1003
Price-based | Interest rate | Level 3 | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Securities sold, not yet purchased and other trading liabilities, measurement input		0.2007
Price-based | Interest rate | Level 3 | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Securities sold, not yet purchased and other trading liabilities, measurement input		0.1370
Price-based | Price | Level 3 | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Mortgage-backed securities, measurement input value	4	$ 30
State and municipal, foreign government, corporate and other debt securities, measurement input value	0	0
Marketable equity securities, measurement input value	0
Asset-backed securities, measurement input, value	5	2
Non-marketable equities, measurement input value		136
Non-trading derivatives and other financial assets and liabilities measured on a recurring basis (gross), measurement input, value	94
Securities sold, not yet purchased and other trading liabilities, measurement input value	0	0
Price-based | Price | Level 3 | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Mortgage-backed securities, measurement input value	118	111
State and municipal, foreign government, corporate and other debt securities, measurement input value	995	2,265
Marketable equity securities, measurement input value	73,000
Asset-backed securities, measurement input, value	754	157
Non-marketable equities, measurement input value		2,041
Non-trading derivatives and other financial assets and liabilities measured on a recurring basis (gross), measurement input, value	2,598
Securities sold, not yet purchased and other trading liabilities, measurement input value	12,875	866,000,000
Price-based | Price | Level 3 | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Mortgage-backed securities, measurement input value	79	80
State and municipal, foreign government, corporate and other debt securities, measurement input value	193	90
Marketable equity securities, measurement input value	6,477
Asset-backed securities, measurement input, value	87	59
Non-marketable equities, measurement input value		1,647
Non-trading derivatives and other financial assets and liabilities measured on a recurring basis (gross), measurement input, value	591
Securities sold, not yet purchased and other trading liabilities, measurement input value	1,707	$ 80,000,000
Price-based | Price | Level 3 | Credit derivatives | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input value	40
Price-based | Price | Level 3 | Credit derivatives | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input value	103
Price-based | Price | Level 3 | Credit derivatives | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input value	$ 80
Price-based | WAL | Level 3 | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Marketable equity securities, measurement input | year		1.48
Price-based | WAL | Level 3 | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Marketable equity securities, measurement input | year		1.48
Price-based | WAL | Level 3 | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Marketable equity securities, measurement input | year		1.48
Price-based | Recovery | Level 3 | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Marketable equity securities, measurement input value		$ 5,733,000,000
Price-based | Recovery | Level 3 | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Marketable equity securities, measurement input value		5,733,000,000
Price-based | Recovery | Level 3 | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Marketable equity securities, measurement input value		$ 5,733,000,000
Price-based | Illiquidity discount | Level 3 | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Non-marketable equities, measurement input	0.1000
Price-based | Illiquidity discount | Level 3 | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Non-marketable equities, measurement input	0.3600
Price-based | Illiquidity discount | Level 3 | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Non-marketable equities, measurement input	0.2643
Price-based | EBITDA multiple | Level 3 | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Non-marketable equities, measurement input		3.30
Price-based | EBITDA multiple | Level 3 | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Non-marketable equities, measurement input		36.70
Price-based | EBITDA multiple | Level 3 | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Non-marketable equities, measurement input		15.10
Price-based | Adjustment factor | Level 3 | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Non-marketable equities, measurement input		0.20
Price-based | Adjustment factor | Level 3 | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Non-marketable equities, measurement input		0.61
Price-based | Adjustment factor | Level 3 | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Non-marketable equities, measurement input		0.25
Price-based | Appraised value | Level 3 | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Non-marketable equities, measurement input value		$ 287,000
Price-based | Appraised value | Level 3 | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Non-marketable equities, measurement input value		39,745,000
Price-based | Appraised value | Level 3 | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Non-marketable equities, measurement input value		$ 21,754,000
Price-based | Revenue multiple | Level 3 | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Non-marketable equities, measurement input		2.70
Price-based | Revenue multiple | Level 3 | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Non-marketable equities, measurement input		28.00
Price-based | Revenue multiple | Level 3 | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Non-marketable equities, measurement input		8.92
Price-based | Recovery rate | Level 3 | Credit derivatives | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input	0.2000	0.2000
Price-based | Recovery rate | Level 3 | Credit derivatives | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input	0.7500	0.6000
Price-based | Recovery rate | Level 3 | Credit derivatives | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input	0.4472	0.4160
Price-based | Credit correlation | Level 3 | Credit derivatives | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input	0.3000	0.2500
Price-based | Credit correlation | Level 3 | Credit derivatives | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input	0.8000	0.8000
Price-based | Credit correlation | Level 3 | Credit derivatives | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input	0.5457	0.4336
Price-based | Upfront points | Level 3 | Credit derivatives | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input	0.0274	0
Price-based | Upfront points | Level 3 | Credit derivatives | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input	0.9996	1.0720
Price-based | Upfront points | Level 3 | Credit derivatives | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, measurement input	0.5937	0.4810
Cash flow | Level 3
Fair Value Inputs Assets Liabilities Quantitative Information
Mortgage servicing rights	$ 331,000,000	$ 258,000,000
Cash flow | Yield | Level 3 | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Mortgage servicing rights, measurement input	(0.0120)	0.0286
Cash flow | Yield | Level 3 | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Mortgage servicing rights, measurement input	0.1210	0.1600
Cash flow | Yield | Level 3 | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Mortgage servicing rights, measurement input	0.0451	0.0632
Comparables analysis | Level 3
Fair Value Inputs Assets Liabilities Quantitative Information
Non-marketable equities	$ 112,000,000	$ 205,000,000
Comparables analysis | Illiquidity discount | Level 3 | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Non-marketable equities, measurement input		0.1000
Comparables analysis | Illiquidity discount | Level 3 | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Non-marketable equities, measurement input		0.4500
Comparables analysis | Illiquidity discount | Level 3 | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Non-marketable equities, measurement input		0.2529
Comparables analysis | PE ratio | Level 3 | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Non-marketable equities, measurement input	11.00	13.60
Comparables analysis | PE ratio | Level 3 | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Non-marketable equities, measurement input	29.00	28.00
Comparables analysis | PE ratio | Level 3 | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Non-marketable equities, measurement input	15.42	22.83
Yield analysis | Level 3
Fair Value Inputs Assets Liabilities Quantitative Information
Mortgage-backed securities	$ 526,000,000	$ 168,000,000
Asset-backed securities	$ 208,000,000	$ 744,000,000
Yield analysis | Yield | Level 3 | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Mortgage-backed securities, measurement input	1.43%	2.63%
Asset-backed securities, measurement input	2.43%	3.77%
Yield analysis | Yield | Level 3 | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Mortgage-backed securities, measurement input	23.79%	21.80%
Asset-backed securities, measurement input	19.35%	21.77%
Yield analysis | Yield | Level 3 | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Mortgage-backed securities, measurement input	7.25%	10.13%
Asset-backed securities, measurement input	8.18%	9.01%